Deferred Taxes - Summary of Deferred Income Tax Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	$ (166,580,882)	$ (197,892,388)
Increase (decrease) in profit or loss	2,653,838	29,042,728
Increase (decrease) in other comprehensive income	(68,036)	474,493
Increase (decrease) in equity		5,555,110
Foreign currency translation	32,866	92,203
Classified as assets held for sale		(13,643)
Other increases (decreases)	3,668,298	(3,839,385)
Ending balance	(160,293,916)	(166,580,882)
Deferred tax assets		18,696,123
Deferred tax liabilities	160,293,916	185,277,005
Deferred tax assets/(liabilities) after offsetting	(160,293,916)	(166,580,882)
Deferred Tax Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(223,881,467)
Ending balance	(237,696,348)	(223,881,467)
Offsetting of deferred tax assets/(liabilities)	77,402,432	38,604,462
Deferred tax assets/(liabilities) after offsetting	(160,293,916)	(185,277,005)
Deferred Tax Asset
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	57,300,585
Ending balance	77,402,432	57,300,585
Offsetting of deferred tax assets/(liabilities)	(77,402,432)	(38,604,462)
Deferred tax assets/(liabilities) after offsetting		18,696,123
Depreciation
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(209,128,557)	(236,853,008)
Increase (decrease) in profit or loss	(23,672,231)	27,607,871
Foreign currency translation	61,222	79,558
Classified as assets held for sale		34,135
Other increases (decreases)	(1,503)	2,887
Ending balance	(232,741,069)	(209,128,557)
Deferred tax assets	146,622	5,465,105
Deferred tax liabilities	(232,887,691)	(214,593,662)
Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	20,198,527	17,384,299
Increase (decrease) in profit or loss	(226,700)	2,839,332
Classified as assets held for sale		(25,104)
Other increases (decreases)	342,283
Ending balance	20,314,110	20,198,527
Deferred tax assets	20,314,110	20,540,810
Deferred tax liabilities		(342,283)
Post-employement benefits obligations
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	1,639,108	1,401,345
Increase (decrease) in profit or loss	249,625	(214,061)
Increase (decrease) in other comprehensive income	(68,034)	474,498
Classified as assets held for sale		(22,674)
Other increases (decreases)	(342,283)
Ending balance	1,478,416	1,639,108
Deferred tax assets	1,504,434	1,639,108
Deferred tax liabilities	(26,018)
Tax loss
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	11,911,396	12,720,468
Increase (decrease) in profit or loss	(2,375,294)	(809,016)
Other increases (decreases)		(56)
Ending balance	9,536,102	11,911,396
Deferred tax assets	9,536,102	11,911,396
Assets classified as held to distribute to owners
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Increase (decrease) in profit or loss	30,938,936
Ending balance	30,938,936
Deferred tax assets	30,938,936
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	8,798,644	7,454,508
Increase (decrease) in profit or loss	(2,260,498)	(381,398)
Increase (decrease) in other comprehensive income	(2)	(5)
Increase (decrease) in equity		5,555,110
Foreign currency translation	(28,356)	12,645
Other increases (decreases)	3,669,801	(3,842,216)
Ending balance	10,179,589	8,798,644
Deferred tax assets	14,962,228	17,744,166
Deferred tax liabilities	$ (4,782,639)	$ (8,945,522)